Note 6 - Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands			3 Months Ended			9 Months Ended			12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2019		Mar. 31, 2018	Jun. 30, 2018		Jun. 30, 2017
Accumulated other comprehensive income (loss), before tax			$ (1,735)		$ 110	$ (2,069)		$ 675	$ 675		$ 3,621
Unrealized holding gain (loss) on available-for-sale securities arising during the period, before tax			1,946		(1,821)	2,840		(2,348)	(2,711)		(2,737)
Amounts reclassified from accumulated other comprehensive income, before tax			(1)	[1],[2]	5	(561)	[1],[2]	(33)	(33)	[3],[4]	(209)
Net current period other comprehensive income (loss), before tax			1,945		(1,816)	2,279		(2,381)	(2,744)		(2,946)
Accumulated other comprehensive income (loss), before tax	$ (1,706)	$ 110	210		(1,706)	210		(1,706)	(2,069)		675
Accumulated other comprehensive income (loss), tax			364		23	434		230	230		1,232
Unrealized holding gain (loss) on available-for-sale securities arising during the period, tax			(410)		382	(598)		562	(638)		(931)
Amounts reclassified from accumulated other comprehensive income, tax				[1],[2]	1	118	[1],[2]	(12)	12	[3],[4]	71
Net current period other comprehensive income (loss), tax			(410)		381	(480)		574	(650)		(1,002)
Accumulated other comprehensive income (loss), tax, before reclassification of disproportional tax effect	344	(37)			344			344
Accumulated other comprehensive income (loss), tax, reclassification of disproportional tax effect	14	14							(14)
Accumulated other comprehensive income (loss), tax			(364)		(23)	(434)		(230)	(230)		(1,232)
Amounts reclassified from accumulated other comprehensive income, tax				[1],[2]	(1)	(118)	[1],[2]	12	(12)	[3],[4]	(71)
Accumulated other comprehensive income (loss), tax	358	23	46		358	46		358	434		230
Accumulated other comprehensive income (loss), net			(1,371)		87	(1,635)		445	445		2,389
Unrealized holding gain (loss) on available-for-sale securities arising during the period, net			1,536		(1,439)	2,242		(1,786)	(2,073)		(1,806)
Amounts reclassified from accumulated other comprehensive income, net			(1)	[1],[2]	4	(443)	[1],[2]	(21)	21	[3],[4]	(138)
Other comprehensive income (loss)			1,535		(1,435)	1,799		(1,807)	(2,094)		(1,944)
Accumulated other comprehensive income (loss), net, before reclassification of disproportional tax effect	(1,362)	73			(1,362)			(1,362)
Accumulated other comprehensive income (loss), net	$ (1,348)	$ 87	$ 164		$ (1,348)	$ 164		$ (1,348)	$ (1,635)		$ 445

[1]	Income tax expense
[2]	Securities (gains) losses, net
[3]	Income tax expense
[4]	Securities gain, net